NORTHEAST INVESTORS GROWTH FUND INC
SUMMARY SECTION
Investment Objective
Northeast Investors Growth Fund (the “Fund”) is a no-load fund whose investment objective is to produce long-term capital appreciation for its shareholders.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you purchase and hold shares of the Fund. Future expenses may be greater or less.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees	NORTHEAST INVESTORS GROWTH FUND INC NORTHEAST INVESTORS GROWTH FUND INC SHARES USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Wire Transfer Fee	$ 10.00

Annual Fund Operating Expenses (Expenses Deducted From Fund Assets)
Annual Fund Operating Expenses	NORTHEAST INVESTORS GROWTH FUND INC NORTHEAST INVESTORS GROWTH FUND INC SHARES
Management Fee	0.66%
Distribution (12b-1 Fees)	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.30%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and distributions, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHEAST INVESTORS GROWTH FUND INC | NORTHEAST INVESTORS GROWTH FUND INC SHARES | USD ($)	132	412	713	1,566

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

Principal Risks of Investing in the Fund

General: Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment and that you may lose money. Therefore, you should carefully evaluate the risks before you invest in the Fund.

Events in the financial markets have resulted in – and may again in the future cause – increased volatility. In addition, investments which were traditionally liquid may experience periods of diminished liquidity. Due to the interdependence among markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, governmental and regulatory responses to market events may impair the Fund’s ability to pursue certain investment techniques or strategies or may have unexpected consequences on particular markets or issuers.

Stock Market Risk: Because the Fund invests primarily in common stocks, the value of your investment has the potential to decrease in response to changes in investor perception or to developments in economic, political, regulatory, issuer or market conditions, here or abroad. Different market sectors and different types of equity securities can react differently to these changing conditions. Historically, the performance of the stock market has been more volatile than the performance of the bond market. If a company is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

Portfolio Risk: Changing economic and market conditions as well as declining fundamentals, such as revenues or earnings per share, associated with individual companies or industries in which the Fund is invested, can affect the value of your investment. The degree to which the Fund's share price reacts to these factors will depend upon the Fund's level of exposure to the companies or industries that are being affected.

"Growth Stock" Volatility Risk: Growth stocks can perform differently and be more volatile than other types of stocks and the market as a whole. Growth stocks may be more sensitive to changes in revenues or earnings news than other types of stocks.

Manager Risk: There is the chance that poor security selection may result in losses or poor performance even in a rising market as compared to other funds with similar investment philosophies.

Cybersecurity Risk: The attempted theft, loss, misuse or unauthorized access to confidential data related to the Fund or its shareholders has the ability to cause disruptions in the Fund’s operations and may result in financial losses to the Fund and its shareholders. While measures have been developed to reduce the risks associated with such breaches or failures, there is no guarantee that those measures will be effective.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 7 of the Prospectus.

Performance Information

The following performance related information provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance varied from one calendar year to another over the past ten years.

The Fund may experience short-term swings of performance as suggested by the best and worst calendar quarter returns.

Best quarter: June 30, 2009, up 14.00%

Worst Quarter: December 31, 2008, down 22.79%

The following table shows the average annual total returns of the Fund compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Fund's returns.

Average Annual Total Return for the Periods Ended December 31, 2015:
Average Annual Total Returns - NORTHEAST INVESTORS GROWTH FUND INC		1 Year	5 Years	10 Years
NORTHEAST INVESTORS GROWTH FUND INC SHARES		4.41%	7.55%	4.61%
NORTHEAST INVESTORS GROWTH FUND INC SHARES | Return After Taxes on Distributions		1.53%	5.28%	3.29%
NORTHEAST INVESTORS GROWTH FUND INC SHARES | Return After Taxes on Distributions and Sale of Fund Shares		4.90%	5.90%	3.69%
Standard & Poor's 500 Index	[1]	1.38%	12.57%	7.31%
[1]	The unmanaged Standard & Poor's 500 Index TM is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.

To calculate after-tax returns, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares. Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown.

Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

Keep in mind that past performance - whether before taxes or after taxes – does not guarantee future results.